Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 45,021	$ 43,808	$ 178,924	$ 91,338
Cost of goods sold	$ 27,693	$ 27,166	$ 113,000	$ 45,000